Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Summary Of Related Party Outstanding Balances

	As of December 31,
	2012	2011

Inventories	$-	$1,436
Prepaid expenses and other current assets	-	7,150
Accounts and notes receivables	1,999	2,497
Other receivables	73,664	5,538
Miscellaneous	7,081	-
Accounts payable	5,514	15,311

Summary Of Related Party Transactions

	Fiscal years ended December 31,
	2012	2011	(i)

Food and paper (ii)	$321,413	$320,020
Occupancy and other operating expenses	9,795	10,970
Other operating income	1,480	-

(i) Includes nine months of operations as a result of the Split-off described in Note 23.

(ii) Includes $41,853 of logistics service fees and $279,560 of suppliers purchases managed through Axis for fiscal year ended December 31, 2012; and $26,628 and $293,392, respectively, for fiscal year ended December 31, 2011.